MAJOR CUSTOMERS AND VENDORS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Concentration Risk Disclosure [Text Block]
18. MAJOR CUSTOMERS AND VENDORS

Three customers accounted for 68% of sales for the six months ended June 30, 2011, and each customer accounted for 37%, 17% and 14% of total sales, respectively. Three customers accounted for 60% of sales for the three months ended June 30, 2011, and each customer accounted for 28%, 18% and 15% of total sales, respectively. At June 30, 2011, total receivables from these customers was $5,044,318.

One customer accounted for 59% of sales for the six months ended June 30, 2010, and one customer accounted for 68% of sales for the three months ended June 30, 2010. At June 30, 2010, total receivable from this customer was $991,271.

One vendor accounted for 42% of purchases for the six months ended June 30, 2011. For the three months ended June 30, 2011, one vendor accounted for 14% of the purchases. At June 30, 2011, there was no payable to this vendor.

Two vendors accounted for 73% of the purchases for the six months ended June 30, 2010 with each vendor accounted for 53% and 20% of the purchases, respectively. For the three months ended June 30, 2010, one vendor accounted for 88% of the purchases. At June 30, 2010, total payable to these vendors was $666,023.

19. MAJOR CUSTOMERS AND VENDORS

In 2010, 93% of sales were from wind tower products. Four customers accounted for a total of 88% of sales for the year ended December 31, 2010, and such customers accounted for 31%, 30%, 15% and 12% of sales, respectively. At December 31, 2010, total receivables from these customers was $13,006,027.

In 2009, all sales were from bellow expansion joints and pressure vessels product lines. Four customers accounted for a total of 51% of sales for 2009, and such customers accounted for 19%, 12%, 10% and 10% of sales, respectively. At December 31, 2009, the total receivables from these customers was $442,625.

Two vendors accounted for a total of 63% of purchases for the year ended December 31, 2010, and such vendors accounted for 48% and 15% of purchases, respectively. At December 31, 2010, the total payable to these vendors was $61,902.

Two vendors accounted for a total of 40% of purchases for 2009, and such vendors accounted for 25% and 15% of purchases, respectively. At December 31, 2009, the total payable to these vendors was $84,018.